Material Accounting Policies - Schedule of Principal Annual Rates of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Description of property, plant and equipment	The shorter of remaining lease terms or estimated useful lives
Plant and machinery [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate property, plant and equipment	10.00%
Office equipment [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate property, plant and equipment	20.00%
Motor vehicles [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate property, plant and equipment	19.00%
Electronic equipment [Member] | Bottom of Range [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate property, plant and equipment	20.00%
Electronic equipment [Member] | Top of Range [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate property, plant and equipment	33.00%